INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 41,025,674		$ 65,474,798
Land		5,475,606		7,435,734
Other assets		12,750,906		17,011,149
Operating Limited Partnerships Assets		59,252,186		89,921,681
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		72,860,731		103,294,917
Accounts payable and accrued expenses		5,382,780		5,749,586
Other liabilities		4,530,328		7,435,396
Operating Limited Partnerships Liabilities		82,773,839		116,479,899
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (23,062,703)	(23,062,703)	$ (24,576,499)	(24,576,499)
Other partners		(458,950)		(1,981,719)
Operating Limited Partnerships Partners Capital		(23,521,653)		(26,558,218)
Operating Limited Partnerships Liabilities And Stockholders Equity		59,252,186		89,921,681
Series Fifteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,779,483		10,638,155
Land		963,395		1,244,835
Other assets		2,894,330		4,234,106
Operating Limited Partnerships Assets		11,637,208		16,117,096
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,319,288		23,388,703
Accounts payable and accrued expenses		243,807		298,698
Other liabilities		541,611		749,927
Operating Limited Partnerships Liabilities		17,104,706		24,437,328
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(5,605,777)	(5,605,777)	(6,975,421)	(6,975,421)
Other partners		138,279		(1,344,811)
Operating Limited Partnerships Partners Capital		(5,467,498)		(8,320,232)
Operating Limited Partnerships Liabilities And Stockholders Equity		11,637,208		16,117,096
Series Sixteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		13,895,144		18,164,345
Land		1,333,368		1,633,868
Other assets		5,422,745		6,061,968
Operating Limited Partnerships Assets		20,651,257		25,860,181
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		23,069,729		29,504,432
Accounts payable and accrued expenses		3,644,733		3,485,962
Other liabilities		847,450		955,168
Operating Limited Partnerships Liabilities		27,561,912		33,945,562
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(6,622,975)	(6,622,975)	(7,945,537)	(7,945,537)
Other partners		(287,680)		(139,844)
Operating Limited Partnerships Partners Capital		(6,910,655)		(8,085,381)
Operating Limited Partnerships Liabilities And Stockholders Equity		20,651,257		25,860,181
Series Seventeen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,002,475		15,755,284
Land		2,052,397		2,357,349
Other assets		2,489,058		3,349,330
Operating Limited Partnerships Assets		15,543,930		21,461,963
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,764,622		22,159,355
Accounts payable and accrued expenses		935,022		860,339
Other liabilities		1,886,305		2,602,669
Operating Limited Partnerships Liabilities		19,585,949		25,622,363
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,915,291)	(3,915,291)	(3,951,388)	(3,951,388)
Other partners		(126,728)		(209,012)
Operating Limited Partnerships Partners Capital		(4,042,019)		(4,160,400)
Operating Limited Partnerships Liabilities And Stockholders Equity		15,543,930		21,461,963
Series Eighteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,257,820		12,716,393
Land		856,966		1,534,202
Other assets		1,442,202		2,550,077
Operating Limited Partnerships Assets		8,556,988		16,800,672
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,706,500		18,890,770
Accounts payable and accrued expenses		329,300		838,492
Other liabilities		722,824		1,205,148
Operating Limited Partnerships Liabilities		12,758,624		20,934,410
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,036,509)	(4,036,509)	(3,457,086)	(3,457,086)
Other partners		(165,127)		(676,652)
Operating Limited Partnerships Partners Capital		(4,201,636)		(4,133,738)
Operating Limited Partnerships Liabilities And Stockholders Equity		8,556,988		16,800,672
Series Nineteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,090,752		8,200,621
Land		269,480		665,480
Other assets		502,571		815,668
Operating Limited Partnerships Assets		2,862,803		9,681,769
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,000,592		9,351,657
Accounts payable and accrued expenses		229,918		266,095
Other liabilities		532,138		1,922,484
Operating Limited Partnerships Liabilities		5,762,648		11,540,236
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (2,882,151)	(2,882,151)	$ (2,247,067)	(2,247,067)
Other partners		(17,694)		388,600
Operating Limited Partnerships Partners Capital		(2,899,845)		(1,858,467)
Operating Limited Partnerships Liabilities And Stockholders Equity		$ 2,862,803		$ 9,681,769